GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation and benefits	$ 2,189,705	$ 3,390,733
Consulting expenses	1,573,023	684,691
Amortization expenses		298,431	$ 830,481
Depreciation expenses	162,335	229,018
Entertainment expenses	117,885	173,096
Sales tax	141,000	168,962
Other expenses	490,397	199,409
General and administrative expense, total	$ 4,829,103	$ 5,144,340	$ 5,421,575